Accounts Receivable And Other Receivables - Summary of Accounts Receivable and Other Receivable (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Trade And Other Accounts Receivables [Abstract]
Trade accounts receivable, net	$ 98,289	$ 67,049
Other receivables	2,578	2,314
Trade and other current receivables	$ 100,867	$ 69,363